UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EDMP, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     April 19, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $294,848 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES   CL A             008190100    11907   199580 SH       Sole                   113060        0    86520
AFLAC INC                      COM              001055102    11463   253995 SH       Sole                   150325        0   103670
AMBAC FINL GROUP INC           COM              023139108    13765   172925 SH       Sole                   100725        0    72200
AMGEN INC                      COM              031162100     4757    65394 SH       Sole                    38280        0    27114
BANK OF AMERICA CORPORATION    COM              060505104     4087    89739 SH       Sole                    52548        0    37191
BOSTON SCIENTIFIC CORP         COM              101137107    10735   465725 SH       Sole                   261390        0   204335
C D W CORP                     COM              12512N105    10933   185780 SH       Sole                   103905        0    81875
CARDINAL HEALTH INC            COM              14149Y108    12887   172939 SH       Sole                   100240        0    72699
CITIGROUP INC                  COM              172967101     7585   160595 SH       Sole                    85877        0    74718
DANAHER CORP DEL               COM              235851102     8960   140995 SH       Sole                    70430        0    70565
FEDEX CORP                     COM              31428X106    14419   127670 SH       Sole                    74385        0    53285
FIRST DATA CORP                COM              319963104    10274   219426 SH       Sole                   128020        0    91406
FISERV INC                     COM              337738108    10115   237720 SH       Sole                   137495        0   100225
FRANKLIN RES INC               COM              354613101     6900    73216 SH       Sole                    42535        0    30681
HOME DEPOT INC                 COM              437076102    11628   274888 SH       Sole                   165344        0   109544
ILLINOIS TOOL WKS INC          COM              452308109     8721    90553 SH       Sole                    47273        0    43280
INTEL CORP                     COM              458140100     6670   342756 SH       Sole                   191085        0   151671
JABIL CIRCUIT INC              COM              466313103    16233   378745 SH       Sole                   219645        0   159100
JOHNSON CTLS INC               COM              478366107    12701   167275 SH       Sole                    98260        0    69015
KOHLS CORP                     COM              500255104    11518   217280 SH       Sole                   116480        0   100800
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     1162    13545 SH       Sole                     9190        0     4355
MAXIM INTEGRATED PRODS INC     COM              57772K101    10478   282040 SH       Sole                   157370        0   124670
MOHAWK INDS INC                COM              608190104     9511   117830 SH       Sole                    64165        0    53665
NIKE INC                       CL B             654106103    10137   119120 SH       Sole                    66840        0    52280
PACCAR INC                     COM              693718108     9871   140060 SH       Sole                    79895        0    60165
SEI INVESTMENTS CO             COM              784117103      575    14180 SH       Sole                     8905        0     5275
STRYKER CORP                   COM              863667101     9597   216450 SH       Sole                   131140        0    85310
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    12820   311320 SH       Sole                   179840        0   131480
UNITED TECHNOLOGIES CORP       COM              913017109     9029   155757 SH       Sole                    88180        0    67577
UNITEDHEALTH GROUP INC         COM              91324p102     7980   142860 SH       Sole                    84585        0    58275
US BANCORP DEL                 COM NEW          902973304     7430   243611 SH       Sole                   133525        0   110086